Quarterly Results of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (unaudited)

13. Quarterly Results of Operations (unaudited)

Following is a summary of the quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands, except per share amounts):

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenue	$182	$184	$242	$183

Operating expenses:
Research and development	1,480	1,584	1,292	651
General and administrative	1,135	1,440	1,020	679
Restructuring and asset impairment	10	10	10	9

Total expenses	2,625	3,034	2,322	1,339

Loss from operations	(2,443)	(2,850)	(2,080)	(1,156)
Interest expense, net	(5)	(45)	(369)	(365)
Other income (expense), including extinguishment of debt	1	1	—	2

Loss before income taxes	(2,447)	(2,894)	(2,449)	(1,519)
Income tax benefit (provision)	—	—	—	—

Net loss	$(2,447)	$(2,894)	$(2,449)	$(1,519)

Basic and diluted net loss per common share	$(0.01)	$(0.02)	$(0.01)	$(0.01)

Shares used in computing basic and diluted net loss per common share	170,135	170,731	194,549	197,833

	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Total revenues	$4,000	$—	$239	$144

Operating expenses:
Research and development	2,837	2,736	2,403	2,234
General and administrative	1,253	1,382	895	955
Restructuring and asset impairment	13	13	11	11

Total expenses	4,103	4,131	3,309	3,200

Loss from operations	(103)	(4,131)	(3,070)	(3,056)
Interest expense, net	(99)	(105)	(92)	(2)
Other income (expense) including extinguishment of debt	(2)	108	4,477	696

Loss before income taxes	(204)	(4,128)	1,315	(2,362)
Income tax benefit	—	—	—	—

Net income (loss)	$(204)	$(4,128)	$1,315	$(2,362)

Basic and diluted net income (loss) per common share	$(0.00)	$(0.04)	$0.01	$(0.01)

Shares used in computing basic net income (loss) per common share	99,872	104,891	139,167	169,824

Shares used in computing diluted net income (loss) per common share	99,872	104,891	140,177	169,824